Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 Class A Ordinary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares CNY	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2012 Class B Ordinary Shares USD ($)	Sep. 30, 2012 Class B Ordinary Shares CNY	Sep. 30, 2011 Class B Ordinary Shares CNY
Earnings per ADS
Denominator used for earnings per ADS - basic	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Denominator used for earnings per ADS - diluted	34,978,241	34,978,241	34,961,580	349,782,410	349,782,410	349,615,800	7,803,000	7,803,000	7,804,274
Earnings per ADS - basic	$ 34.79	218.66	131.43	$ 3.48	21.87	13.14	$ 34.79	218.66	131.43
Earnings per ADS - diluted	$ 34.75	218.38	131.14	$ 3.48	21.84	13.11	$ 34.75	218.38	131.14
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 943,891	5,932,166	3,559,218				$ 271,486	1,706,237	1,025,749
Denominator
Weighted average ordinary shares outstanding	27,129,111	27,129,111	27,079,835				7,803,000	7,803,000	7,804,274
Denominator used for earnings per share	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Earnings per share - basic	$ 34.79	218.66	131.43	$ 3.48	21.87	13.14	$ 34.79	218.66	131.43
Numerator
Allocation of net income attributable to Baidu, Inc.	944,249	5,934,416	3,561,491				271,128	1,703,987	1,023,476
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	271,128	1,703,987	1,023,476
Allocation of net income attributable to Baidu, Inc.	$ 1,215,377	7,638,403	4,584,967				$ 271,128	1,703,987	1,023,476
Denominator
Weighted average ordinary shares outstanding	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Conversion of Class B to Class A ordinary shares	7,803,000	7,803,000	7,804,274
Share-based awards	46,130	46,130	77,471
Denominator used for earnings per share - diluted	34,978,241	34,978,241	34,961,580	349,782,410	349,782,410	349,615,800	7,803,000	7,803,000	7,804,274
Earnings per share - diluted	$ 34.75	218.38	131.14	$ 3.48	21.84	13.11	$ 34.75	218.38	131.14